Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [line items]
Joint Venture Using Equity Method

	December 31,	December 31,
	2017	2016
Balance January 1,	$–	$–
Equity investment in joint venture	1,123	–
Amortization of deferred loss on disposal	(9)	–
Foreign currency translation	62	–
Investment in Enbridge joint venture	$1,176	$–

2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Disclosure Of Summary Of Balance Sheet Information

	December 31,	December 31,
	2017	2016
Assets
Current assets	$1	$–
Non-current assets	2,228	–
Total assets	$2,229	$–
Liabilities
Total liabilities	–	–
Net assets	$2,229	$–

Summary Of Gain (Loss) From Continuing Operations And Total Comprehensive Income (Loss)

	2017	2016
Revenue	$–	$–
Gain before income taxes	1	–
Joint venture gain from continuing operations	$1	$–

Disclosure Of Reconciliation Of Joint Venture's Financial Information To Carrying Amount

	December 31,	December 31,
	2017	2016
Opening net assets of 2562961 Ontario Ltd. (Equity Investment)	$–	$–
Investment in 2562961 Ontario Ltd.	2,030	–
Joint venture gain	1	–
Foreign currency translation	126	–
Closing net assets of 2562961 Ontario Ltd.	$2,157	$–
Unrealized (gains) losses on sales to 2562961 Ontario Ltd.	71	–
Adjusted net assets of 2562961 Ontario Ltd.	2,228	–
Company’s share of net assets at 49%	$1,092	$–
Plus: Capitalization of legal costs	93	–
Less: Amortization of deferred loss on disposal	(9)	–
Company’s share of net assets at 49%	$1,176	$–

Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Joint Venture Using Equity Method

	December 31,	December 31,
	2017	2016
Balance January 1,	$1,750	$1,951
Share in loss of the joint venture	(334)	(156)
Foreign currency translation	205	(45)
Investment in Kolon Hydrogenics joint venture	$1,621	$1,750

Disclosure Of Summary Of Balance Sheet Information

	December 31,	December 31,
	2017	2016
Assets
Current assets	$20	$714
Non-current assets	5,312	5,026
Total assets	$5,332	$5,740
Liabilities
Current liabilities	$471	$569
Non-current liabilities	1,657	1,703
Total liabilities	2,128	2,272
Net assets	$3,204	$3,468

Summary Of Gain (Loss) From Continuing Operations And Total Comprehensive Income (Loss)

	2017	2016
Revenue	$252	$1,496
Loss before income taxes	(682)	(232)
Joint venture loss from continuing operations	$(682)	$(241)

Disclosure Of Reconciliation Of Joint Venture's Financial Information To Carrying Amount

	December 31,	December 31,
	2017	2016
Opening net assets of Kolon Hydrogenics (Equity Investment)	$3,467	$3,801
Joint venture loss	(682)	(241)
Foreign currency translation	419	(93)
Closing net assets of Kolon Hydrogenics	$3,204	$3,467
Unrealized losses on sales to Kolon	104	104
Adjusted net assets of Kolon Hydrogenics	3,308	3,571
Company’s share of net assets at 49%	$1,621	$1,750